Disaggregated Revenue (Tables)	6 Months Ended
Sep. 30, 2025
Disaggregated Revenue [Abstract]
Schedule of Revenue from Contracts with Customers

The following is the Company’s revenue from contracts with customers that are recognized at a point in time, in accordance with ASC Topic 606, by major transactional based services:

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Traditional financial services:

(a) Investment banking services
Corporate consultancy income	160	237

(b) Wealth management services
Securities brokerage commission income	8	45
Securities brokerage handling income	5	30
Total wealth management services income	13	75

(c) Other services
Referral income	2	-

Digital assets-related services:

(a) Virtual assets services
Virtual assets trading income	336	3
Virtual assets subscription / redemption income	13	12
Total virtual assets services income	349	15

Total revenues recognized at a point in time	524	327

The following is the Company’s revenue from contracts with customers for services recognized over a period of time in accordance with ASC Topic 606, by major service type:

	For the six months ended September 30,
	2025	2024
	$’000	$’000
Traditional financial services:

(a) Interest income
Other securities brokerage financing	-	30

(b) Wealth management services
Investment advisory income	159	318

(c) Asset management services
Management fee income – related parties	171	213
Performance fee income – related parties	157	167
Total asset management services income	328	380

Digital assets-related services:

Virtual assets services
Integrated solutions services income	4,831	-

Total revenues recognized over a period of time	5,318	728